Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
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Disclosure of Trade Receivables
11.1 Trade receivables

	As of December 31,	As of December 31,
	2021	2022

	$ in thousands
Trade receivables	20,390	772
Allowance for expected credit losses	(29)	—

Total net value of trade receivables	20,361	772

Disclosure of Subsidies Receivables	11.2 Subsidies receivables

	As of December 31,	As of December 31,
	2021	2022

	$ in thousands
Research tax credit	9,268	14,496

Total subsidies receivables	9,268	14,496

Disclosure of Other Current Assets
11.3 Other current assets

	As of December 31,	As of December 31,
	2021	2022

	$ in thousands
VAT receivables	1,398	1,140
Prepaid expenses and other prepayments	8,171	6,233
Tax and social receivables	46	1,166
Deferred expenses and other current assets	50	538

Total other current assets	9,665	9,078